Right-of-use assets and leases liabilities	12 Months Ended
Dec. 31, 2022
Right-of-use assets and leases liabilities
Right-of-use assets and leases liabilities
8.	Right-of-use assets and lease liabilities:

The Company enters into lease agreements related to TMS devices and TMS Center locations. These lease agreements range from one year to seven years in length.

Right-of-use assets are initially measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred.

	TMS devices	TMS Center locations	Total
Right-of-use assets, December 31, 2020	$10,931,943	$15,859,601	$26,791,544
Additions to right-of-use assets	3,842,354	2,502,583	6,344,937
Additions through business combinations (note 5 (a))	1,765,732	601,136	2,366,868
Exercise of buy-out options into property, plant and equipment	(512,588)	—	(512,588)
Depreciation on right-of-use assets	(2,286,149)	(3,184,906)	(5,471,055)
Right-of-use assets, December 31, 2021	$13,741,292	$15,778,414	$29,519,706
8.	Right-of-use assets and lease liabilities (continued):

	TMS devices	TMS Center locations	Total
Right-of-use assets, December 31, 2021	$13,741,292	$15,778,414	$29,519,706
Additions to right-of-use assets	2,642,421	5,115,076	7,757,497
Additions through business combinations (note 5(b))	7,314,499	16,336,366	23,650,865
Exercise of buy-out options into property, plant and equipment	(1,496,254)	—	(1,496,254)
Depreciation on right-of-use assets	(2,853,867)	(4,739,925)	(7,593,792)
Right-of-use assets, December 31, 2022	$19,348,091	$32,489,931	$51,838,022

Lease liabilities have been measured by discounting future lease payments using a rate implicit in the lease or the Company’s incremental borrowing rate. The Company’s incremental borrowing rate during the year ended December 31, 2022 is 12% (2021 – 10%; 2020 – 10%).

Lease liabilities, December 31, 2020	$27,912,873
Additions to lease liability	6,354,629
Additions through business combinations (note 5(a))	2,366,868
Interest expense on lease liabilities	2,881,189
Payments of lease liabilities	(8,481,872)

Lease liabilities, December 31, 2021	31,033,687
Less current portion of lease liabilities	6,557,690

Long term portion of lease liabilities	$24,475,997

Lease liabilities, December 31, 2021	$31,033,687
Additions to lease liability	7,765,413
Additions through business combinations (note 5(b))	23,500,474
Interest expense on lease liabilities	4,139,928
Payments of lease liabilities	(13,513,880)

Lease liabilities, December 31, 2022	52,925,622
Less current portion of lease liabilities	11,123,391

Long term portion of lease liabilities	$41,802,231

8.	Right-of-use assets and leases liabilities (continued):

Undiscounted cash flows for lease liabilities as at December 31, 2022 are as follows:

Total
2023	$15,318,324
2024	12,018,371
2025	9,357,237
2026	7,888,419
2027	7,237,779
Thereafter	18,646,473

Total minimum lease payments	70,466,603
Less discounted cash flows	17,540,981

Present value of minimum lease payments	$52,925,622